650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

April 25, 2014

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Barbara C. Jacobs Frank Knapp Patrick Gilmore Jan Woo

Re:	Yodlee, Inc. Confidential Draft Registration Statement on Form S-1 Submitted March 21, 2014 CIK No. 0001161315

Ladies and Gentlemen:

On behalf of our client, Yodlee, Inc. (“Yodlee” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated April 17, 2014 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). We are concurrently filing via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing the Staff with both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on March 21, 2014.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of the revised draft of the Registration Statement, as applicable.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

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April 25, 2014

The Company respectfully advises the Staff that neither the Company nor anyone authorized on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act (the “Act”). The Company also advises the Staff that there are no research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the proposed offering. To the extent that any such written materials or research reports may in the future be presented to potential investors or published or distributed, as the case may be, we will provide copies of such written materials and research reports to the Staff.

2.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges the Staff’s comment and understands that the Staff will need sufficient time to review the filing after the price range is included and that the inclusion of the price range may cause the Staff to issue additional comments. The Company will provide the price range in a subsequent amendment to the Registration Statement when available.

3.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of these materials, we may have further comments. Please refer to Question 101.02 of our Compliance and Disclosure Interpretations relating to Securities Act Forms available on our website.

In response to the Staff’s comment, the Company respectfully advises the Staff that the revised Registration Statement contains the artwork to be included in the prospectus. The Company acknowledges that the Staff may have comments on such materials.

4.	With respect to all third-party statements in your prospectus, such as from Celent, the Boston Consulting Group, and CEB Tower Group, please provide us with the relevant portion of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you or in connection with the offering.

The Company respectfully advises the Staff that the Company is supplementally providing to the Staff the relevant portions of the industry research data and reports from Bankscope by Bureau van Dijk, The Boston Consulting Group, CEB TowerGroup, Celent, Gartner, Inc. and International Data Corporation as cited in the Registration Statement. Please refer to the materials supplementally provided to the Staff as Annex I. No other third-party statements are included in the Registration Statement. To expedite the Staff’s review, the Company has marked the industry research data and reports and added cross-references to the appropriate locations in the prospectus, so that the Staff can easily locate and review the relevant information. The industry research data and reports were not prepared for the

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April 25, 2014

Company nor were they prepared in anticipation of or in connection with this offering. In each case, the Company obtained the industry research data from reports authored by Bankscope by Bureau van Dijk, The Boston Consulting Group, CEB TowerGroup, Celent, Gartner, Inc. and International Data Corporation, as the case may be, and received consent from these parties to include references to the information contained in these reports and data in the Registration Statement.

5.	The exhibit list indicates that you intend to submit an application for confidential treatment for portions of certain exhibits. We will provide comments, if any, separately when we receive the application. Be advised that any such comments will need to be resolved prior to the effective date of the registration statement.

The Company respectfully acknowledges the Staff’s comment and confirms that the Company will separately submit a confidential treatment request to the Staff with respect to portions of the Company’s agreement with Bank of America, N.A. and the Company’s Ninth Amended and Restated Investors’ Rights Agreement with certain stockholders of the Company. The Company understands that all comments with respect to the request for confidential treatment will need to be resolved prior to effectiveness of the Registration Statement.

Prospectus Summary

6.	Please provide support for the assertion that you are “a leading technology and applications platform.” For example, you should explain if your leadership is based on objective criteria such as market share. Please also provide support for your statement that your “current network of financial institution customers alone reaches more than 100 million end users.”

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it is supplementally providing to the Staff third party research reports that support the Company’s assertion that it is “a leading technology and applications platform” and third party data that supports the statement that the Company’s “current network of financial institution customers alone reaches more than 100 million end users.” Please refer to the materials supplementally provided to the Staff as Annex I. To expedite the Staff’s review, the Company has marked the research reports so that the Staff can easily locate and review the relevant information. Neither the research reports nor the third party data were prepared for the Company nor were they prepared in anticipation of or in connection with this offering.

7.	Please provide a balanced discussion of your financial condition. Consider disclosing the amount of your net losses over the past three years and your accumulated deficit as of December 31, 2013. Also consider disclosing that your increase in subscription revenue was offset by a decrease in revenue from professional services in 2013 and 2012. Further, specify the percentage amount of your revenues that have been derived from contractually-recurring revenues.

In response to the Staff’s comment, the Company has revised the Prospectus Summary section to provide a more balanced discussion of the Company’s financial condition. In particular, the Company

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revised the Prospectus Summary on page 3 and the Overview section of Business on page 94 of the Registration Statement to disclose its net losses over the past three years, its accumulated deficit as of December 31, 2013, and that its increase in subscription revenue was offset by a decrease in revenue from professional services in 2013 and 2012.

The Company respectfully advises the Staff that its reference to “contractually-recurring revenues” on pages 3 and 94 of the Registration Statement refers to the Company’s subscription and support revenue. As noted on pages 3 and 94 of the Registration Statement, our subscription and support revenue accounted for 81% and 85% of our revenue during the year ended December 31, 2013 and the three months ended March 31, 2014, respectively. In response to the Staff’s comment, the Company has revised pages 3 and 94 of the Registration Statement to clarify that contractually-recurring revenues refers to its contractually recurring subscription and support revenues.

8.	Please expand the prospectus summary to disclose the interests of the principal shareholders and management. In this regard, we note your disclosure that the principal shareholders and management will continue to retain a majority of the voting power after completion of the offering and will continue to represent a majority of the board of directors.

In response to the Staff’s comment, the Company has revised the Prospectus Summary section on page 10 to expand the disclosure regarding the interests of its current principal stockholders, directors and executive officers.

Summary Consolidated Financial Data, page 15

9.	We note your use of net proceeds from this offering includes the repayment of outstanding balances under your credit facility. Please revise your pro forma net loss per share information to address the effect of the proceeds intended to be used for debt repayment. In this regard, you should disclose the effects of the interest expense adjustment and the number of shares issued in this offering whose proceeds will be used to repay the credit facility. Please ensure that the footnotes to your pro forma disclosures clearly support the calculations of both the numerator and denominator used in computing pro forma net loss per share. We refer you to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

In response to the Staff’s comment, the Company has revised the disclosure on pages 16 and 57 of the Registration Statement to address the effect of the proceeds intended to be used for debt repayment. The effects of the interest expense adjustment and the number of shares issued in this offering whose proceeds will be used to repay the credit facility have been disclosed. Additional disclosures have been made to support the calculations of both the numerator and denominator used in computing pro forma net loss per share.

Risk Factors

10.	Please include a separate risk factor highlighting the conflicts of interest and required participation of a qualified independent underwriter as a result of Bank of America holding a

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significant portion of your common stock. Also include such disclosure in the prospectus summary and underwriting section.

In response to the Staff’s comment, the Company has added a risk factor disclosing the conflict of interest and the participation of a qualified independent underwriter as a result of Bank of America’s ownership of our common stock. The Company respectfully notes the disclosure concerning this conflict of interest in the Prospectus Summary and Underwriting section on pages 11-12 and 160, respectively, of the draft registration statement on Form S-1 submitted on March 21, 2014. The Company has subsequently revised the disclosure in the Prospectus Summary and Underwriting section to reflect the appointment of the qualified independent underwriter pursuant to Rule 5121 of the Conduct Rules of the Financial Industry Regulatory Authority.

If sources from which we obtain information limit our access to such information…, page 23

11.	Please tell us what consideration you have given to discussing the material terms of any agreements or arrangements with financial institutions to receive data through structured data feeds and filing any such agreements as exhibits to the registration statement. We note your disclosure that you receive over 75% of data regarding customers, some of which are not your current customers, through structured data feeds.

The Company acknowledges the Staff’s comment and respectfully submits that its agreements with financial institutions regarding receiving data through structured data feeds are not material contracts of the type specified under Item 601(b)(10)(ii)(B) of Regulation S-K that require being described in or filed as an exhibit to the Registration Statement because they are contracts that ordinarily accompany the kind of business conducted by the Company and contain customary terms and conditions for the types of services provided, the Company is not substantially dependent on any of these contracts (except for the Company’s contract with Bank of America, N.A., which will be filed as an exhibit to the Registration Statement) and they do not fall within any of the categories specified in Item 601(b)(10)(ii).

The Company respectfully advises the Staff that the Company’s contracts with most of its financial institution customers include provisions whereby each customer agrees to provide the Company with a structured data feed for the customer’s end users’ data. This structured data feed is beneficial to both the Company and such customer because it provides an efficient method for the provision to the Company of data that is necessary for the services that the Company provides to the customer’s end users. However, the Company is not substantially dependent on these structured data feeds, because if a structured data feed for a customer is not available the Company can use other methods to obtain the end users’ data. Although these alternative methods for collecting the data are less efficient and therefore less desirable than structured data feeds, the Company believes that the loss of a structured data feed with a customer that represents less than 10% of the Company’s total revenues, although potentially disruptive, would not cause substantial harm to the Company’s business or results of operations.

In addition, the Company’s structured data feed arrangements with financial institutions that are not customers account for less than 1% of the total data volume that the Company receives through its

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structured data feeds. Accordingly, the Company believes that the loss of a structured data feed with a non-customer would not cause substantial harm to the Company’s business or results of operations.

For the foregoing reasons, the Company does not believe that including a discussion of the material terms of its agreements with financial institutions to receive data through structured data feeds or filing such agreements as exhibits to the Registration Statement is required pursuant to Item 601 of Regulation S-K or would provide an investor with meaningful information that is necessary to make an informed investment decision regarding the Company’s securities.

If we are unable to maintain our payment network with third-party service providers…, page 30

12.	Please tell us what consideration you have given to identifying your single Originating Deposit Financial Institution (ODFI) in the prospectus, providing a description of the material terms of your agreement with the ODFI and your bill payment processors, and filing the agreements as exhibits to the registration statement.

The Company acknowledges the Staff’s comment and respectfully submits that the Company believes that its agreements with its ODFI and its bill payment processors are not material contracts of the type specified under Item 601(b)(10)(ii)(B) of Regulation S-K that require being described in or filed as an exhibit to the Registration Statement because they are contracts that ordinarily accompany the kind of business conducted by the Company and contain customary terms and conditions for the types of services provided, the Company is not substantially dependent on any of these contracts and they do not fall within any of the categories specified in Item 601(b)(10)(ii).

In addition, the Company respectfully advises the Staff that the revenue generated from the Company’s payment processing business currently represents an immaterial portion of the Company’s total revenue. Pursuant to the agreements with its ODFI and bill payment processors, these third party service providers must provide the Company with at least 60 days’ advance notice prior to terminating their agreement with the Company. If the Company were to receive notice from its ODFI or one or more of its bill payment processors that it intends to terminate its agreement with the Company, the Company believes that, although a transition to a new ODFI or bill payment processors could potentially be disruptive, it would not cause substantial harm to the Company’s business or results of operations.

For the foregoing reasons, the Company does not believe that identification of its ODFI in the prospectus, describing the material terms of its agreements with its ODFI and bill payment processors or filing such agreements as exhibits to the Registration Statement is required pursuant to Item 601 of Regulation S-K or would provide an investor with meaningful information that is necessary to make an informed investment decision regarding the Company’s securities.

Use of Proceeds, page 48

13.	We note that a portion of the proceeds will be used to repay your outstanding indebtedness under your credit facility. To the extent known, please provide more detail regarding the

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amounts that you will use to pay outstanding balances under your credit facility and the “general corporate purposes” for which the remainder of the net proceeds in this offering is intended to be used. This section does not require disclosure of definitive plans and it is acceptable to discuss preliminary plans.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company intends to repay the entire amount outstanding under its credit facility ($8.0 million as of March 31, 2014) using the proceeds from this offering. In response to the Staff’s comment, the Company has revised the disclosure that appears under the heading “Use of Proceeds” on pages 12 and 49 of the Registration Statement to clarify that it intends to repay the total amount outstanding under its credit facility using the proceeds from this offering.

Other than the repayment of the credit facility and the other uses disclosed in the Use of Proceeds section of the Registration Statement, the Company respectfully advises the Staff that at the current time the Company has no specific or preliminary plans for the proceeds from this offering. The Company notes the Staff’s comment and will further revise the disclosure in the Registration Statement should more specific determinations be made prior to the completion of this offering with respect to the use of proceeds from this offering.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 57

14.	Please consider revising your overview section to provide a balanced, executive-level discussion that identifies the most important themes or other significant matters with which management is concerned in evaluating the company’s financial condition and operating results. See Item 303(a) of Regulation S-K and SEC Release No. 33-8350. In this regard, please discuss any known material trends, demands, commitments, events and uncertainties regarding your customers and sources of revenue. For example, consider discussing whether management expects the revenues from professional services to decrease as implementation efficiencies increase. As a further example, if material, disclose the amount of the subscription and support revenue derived from committed minimums compared to usage-based fees under your customer agreements and discuss management’s expectation as to when you may derive a more significant portion of your revenues from usage-based fees.

In response to the Staff’s comment, the Company has revised the disclosure on pages 58 and 59 of the Registration Statement to include a more balanced, executive-level discussion of the significant matters with which the Company’s management is concerned in evaluating the Company’s financial condition and operating results. In addition, as requested by the Staff, the Company has added disclosure regarding trends that the Company expects with respect to revenues from professional services and revenues from usage-based fees over time.

Components of Results of Operations

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Revenue, page 62

15.	You state that customer contracts are “generally non-cancellable for some specified period and, to the extent that such contracts are cancelable before expiration of the term, they generally provide for payment of certain penalties and/or minimums.” However, your disclosure on page 28 that “customers may have the right to terminate their contracts during the initial contract period” appears inconsistent with the description on page 62. Please advise.

The Company respectfully advises the Staff that although the Company’s contracts are generally non-cancellable during a specified period of time, customers typically have the ability to cancel their contracts with the Company prior to the expiration of the initial term of the contract. In response to the Staff’s comment, the Company has revised its disclosure that appears in the Risk Factors on page 28 of the Registration Statement to make this clarification.

Consolidated Results of Operations, page 65

16.	You indicate that the increase in subscription and support revenue was due primarily to an increase in your paid users. Please consider expanding the results of operations section to discuss the amount of revenue attributable from new paid users compared to existing paid users and the amount attributable to new customers compared to existing customers. Also tell us what consideration you have given to discussing revenues attributable to financial institution customers and Yodlee Interactive customers. See Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that although the Company is able to provide information regarding the amount of revenue attributable to new customers compared to existing customers, it is unable to provide the same information with respect to its paid users. In response to the Staff’s comment, the Company has revised its disclosure that appears on pages 69 and 71 of the Registration Statement to disclose the amount of revenue attributable to new customers compared to existing customers, and to add the Company’s subscription and support revenue net retention rate metric, which provides the Company’s investors with additional information regarding another of the Company’s key metrics and further insight into how the Company’s key metrics relate to the Company’s results of operations for the periods presented.

The Company internally tracks its total number of paid users and how that number changes during each reporting period. This information is disclosed in the Registration Statement. The Company does not, however, internally track the amount of revenue attributable to its new paid users compared to its existing paid users. The Company’s paid users are its customers’ end users and the Company does not have direct contracts with such end users or track turnover of individual end users. In addition, the amount of revenue attributable to each paid user is dependent upon factors that vary depending on the arrangement the Company has with each individual customer, such as contractual minimum payments and volume-tiered pricing terms. As a result, the Company is unable to provide information regarding revenue attributable to new paid users compared to existing paid users. With respect to revenue related to paid

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user growth, the Company has disclosed the number of paid users and the average revenue per paid user, which are metrics that the Company uses to review its financial performance.

Further, the Company respectfully advises the Staff that it has not disclosed revenues attributable to financial institution customers and Yodlee Interactive customers because these two groups represent different customer channels that are not required to be separately disclosed for accounting and reporting purposes. The Company does not believe that disclosure of this information is meaningful to an investor’s understanding of the Company’s overall business and results of operations because the Company operates as one common platform with common application products and a common cost infrastructure. In addition, the Company believes that the key metrics presented and discussed beginning on page 61 of the Registration Statement are the most meaningful metrics for investors to understand the Company’s business and results of operations.

Comparison of the Years Ended December 31, 2011, 2012 and 2013

Provision for (Benefit from) Income Taxes, page 69

17.	We note the significant increase in your effective tax rate for 2013 and also note from your effective tax rate reconciliation disclosure on page F-33 that the primary reconciling item is the difference between foreign income tax rates and the U.S. statutory tax rate. Please revise to describe further the nature of this difference as compared to fiscal years 2011 and 2012 in relation to foreign income from continuing operations before income taxes for each respective year. In this regard, revise to explain the impact on your effective income tax rates and obligations of having earnings in countries where you have different statutory tax rates. In this regard, you should consider explaining the relationship between the foreign and domestic effective tax rates in greater detail as it appears as though separately discussing the foreign effective income tax rates may be important information necessary to understanding your results of operations. To the extent that certain countries have had a more significant impact on your effective tax rate, you should revise to disclose this information and include a discussion regarding how potential changes in such countries’ operations may impact your results of operations. We refer you to Item 303(a)(3)(i) of Regulation S-K and Section III.B of SEC Release 33-8350.

In response to the Staff’s comment, the Company has revised the disclosure on pages 66, 74, F-36 and F-37 to describe further the nature of this difference as compared to fiscal years 2011 and 2012 in relation to foreign income from continuing operations before income taxes for each respective year and explain the impact on the Company’s effective income tax rates and obligations of having earnings in countries where the Company has different statutory tax rates.

Liquidity and Capital Resources, page 71

18.	Please expand your disclosure to identify the lender of the credit facility and briefly describe the “certain financial and reporting covenants” under the credit facility. Also, please tell us

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whether you intend to file the credit facility under which you have $4.6 million outstanding as of December 31, 2013.

In response to the Staff’s comment, the Company has revised the disclosure on pages 76 and 77 of the Registration Statement to identify the lender of the credit facility and describe “certain financial and reporting covenants” under the credit facility. The Company advises the Staff that it has filed the credit facility concurrently with the revised draft of the Registration Statement.

19.	We note your disclosure that all cash and cash equivalents of $8.1 million at December 31, 2013 was held in the United States. We also note your disclosure on page F-34 that the amount of accumulated unremitted earnings from your foreign subsidiaries was approximately $3.6 million as of this date. Please reconcile these two statements and explain any related restrictions on liquidity and operating activities at these locations.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company’s cash balance in its foreign subsidiaries (consisting of cash balances in Yodlee India) has historically been immaterial. In addition, the Company further advises the Staff that the Company’s intercompany agreements are structured such that Yodlee US reimburses Yodlee India for its services on a six month lag basis, which has resulted in a large and growing intercompany receivable balance equal to the unremitted earnings balance rather than a large cash balance in India. However, the Company expects that as the accumulated unremitted earnings from its Indian operation increase, cash held in India will also increase.

Common Stock Valuations, page 78

20.	Please confirm that the comparable companies used in valuing your common stock were the same ones used to estimate expected volatility for valuing stock option grants. If this is not the case, please explain the basis for using a different set of companies.

The Company acknowledges the Staff’s comment and confirms that the comparable companies used in valuing its common stock were the same ones used to estimate expected volatility for valuing stock option grants.

Business, page 85

21.	We note your disclosure on page F-10 that the deferred revenue balance does not represent the total contract value of your multi-year subscription agreements. Please disclose the dollar amount of the backlog. See Item 101(c)(1)(viii) of Regulation S-K.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company does not believe that backlog is a reliable indicator of future revenues and does not utilize backlog as a key internal metric for planning purposes for the following reasons:

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•	Backlog will fluctuate based on the timing of contract renewals, the mix of contractual minimum payments to total subscription and support revenue and the average non-cancellable term of the Company’s subscription agreements, and these changes in backlog are not likely to be indicators of the Company’s future revenue or results of operations trends.

¡	Timing of Contract Renewals: The Company sells subscriptions through contracts that generally have an initial term of one to three years, although terms can extend for as long as five years. The renewal of these subscriptions will vary from year to year depending on when the original contracts were signed. As a result, backlog will fluctuate significantly depending on the timing of contract renewals, particularly for contracts with a term that is greater than one year.

¡	Mix of Contractual Minimum Payments to Total Subscription and Support Revenue: The Company’s customers commit to a minimum level of paid users from which a minimum level of subscription and support revenue is derived. As the number of a customer’s paid users in excess of guaranteed minimums access the Company’s platform, the customer is required to pay additional usage fees calculated based upon contracted per user fees. As the Company’s customers deploy our solutions more broadly and additional paid users access our platform, a more significant portion of our revenue will be derived from usage fees as compared to committed minimum payments. As a result, we expect that backlog will decline as a percentage of total revenue over time despite a growing, more mature customer base and broader deployment and utilization of our solutions. Accordingly, backlog will not be a meaningful indicator of the Company’s future revenue. As noted in the Company’s response to the Staff’s comment #14 above, the Company has acknowledged this expected shift towards usage based revenue by expanding its disclosure to further describe this trend.

¡	Average Non-Cancellable Terms of Subscription Agreements: As noted above, the Company sells subscriptions that generally have an initial term of one to three years, but can extend for up to five years. Depending on the mix of the Company’s initial contract terms, backlog will fluctuate and will not be a good indicator of renewal trends or expected future revenue as compared to other key metrics.

•	The Company believes that disclosure of backlog could adversely affect the Company’s relationship and future negotiations with current and prospective customers because it does not serve as an accurate predictor of the Company’s future business and revenue growth opportunities.

•	As noted in our response to the Staff’s comment #16 above, the Company believes the key metrics presented and discussed beginning on page 61 of the Registration Statement are each more meaningful indicators of the Company’s contract renewals and future revenue than backlog.

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For the foregoing reasons, and because the Company does not utilize backlog as a key internal metric for its own planning purposes, the Company does not believe that its backlog at any particular time is meaningful to the Company’s business taken as a whole.

Customers, page 97

22.	Please tell us what consideration you have given to disclosing the material terms of your contracts with Bank of America, N.A., a customer from which you generated 14.9% of your revenues in fiscal year 2013. Also tell us what consideration you have given to filing any agreements with Bank of America, N.A. as an exhibit to the registration statement. See Item 601(b)(10) of Regulation S-K.

The Company respectfully advises the Staff that the Company has revised the description of the material terms of its agreement with Bank of America, N.A. on page 145 of the Registration Statement to address the Staff’s comment. The Company further advises the Staff that the Company’s agreement with Bank of America, N.A. will be filed as an exhibit to the Registration Statement.

Operations, page 103

23.	We note your disclosure on page 32 that you rely on data center and other service providers to deliver your solutions and operate your business. Please tell us what consideration you have given to filing any data center agreements as exhibits to this registration statement.

The Company acknowledges the Staff’s comment and respectfully submits that the Company believes that its data center agreements are not material contracts of the type specified under Item 601(b)(10)(ii)(B) of Regulation S-K that require being described in or filed as an exhibit to the Registration Statement because they are contracts that ordinarily accompany the kind of business conducted by the Company and contain customary terms and conditions for the types of services provided, the Company is not substantially dependent on any of these contracts and they do not fall within any of the categories specified in Item 601(b)(10)(ii).

The Company respectfully advises the Staff that there are several other third-party data center providers that could provide the Company with data center facilities and services that are substantially similar to those the Company receives from its current data center providers, at a cost to the Company that is not materially higher than the cost incurred with the current data centers. For example, in North America today, the Company has two different data center providers. One is utilized for primary production services and one is used as a backup (disaster recovery). In addition, as described in various places in the Registration Statement, including in the sections titled “Risk Factors” “Use of Proceeds” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” a component of the Company’s growth strategy involves the establishment of additional data centers in new locations and the Company expects to continue to make investments in data centers. As the Company continues to increase the number of third party data centers it utilizes, its reliance on any one data center provider will decrease.

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Pursuant to the agreements with its data center providers, the data center providers must provide the Company with notice prior to terminating the agreement. If the Company were to receive notice from a data center provider that it intends to terminate its agreement with the Company, the Company believes that, although such a termination and the transition to a new data center provider could potentially be disruptive, it would not cause substantial harm to the Company’s business or results of operations.

For the foregoing reasons, the Company has determined that is it not substantially dependent on its third party data center providers to maintain its business and operations, and therefore the agreements are not required to be filed as exhibits to the Registration Statement pursuant to Item 601 of Regulation S-K.

Executive Compensation, page 121

24.	Please confirm that you have disclosed all of the compensation for the executive officers under Item 402(m)(2)(iii) of Regulation S-K, which requires the disclosure of up to two individuals for whom disclosure would have been provided but for the fact that the individuals were not serving as executive officers at the end of fiscal year 2013. In this regard, we note that Michael Armsby, the Chief Financial Officer, joined the company in April 2013 but it is unclear whether the executive compensation of the former Chief Financial Officer of the company would have been required to be disclosed under Item 402(m)(2)(ii).

The Company respectfully advises the Staff that the Company has disclosed all of the compensation for the executive officers required under Item 402(m)(2)(iii) of Regulation S-K. The Company further advises the Staff that no revisions to such disclosure is required after taking into consideration any disclosure for up to two individuals for whom disclosure would have been provided but for the fact that the individuals were not serving as executive officers at the end of fiscal year 2013.

Certain Relationships and Related Party Transactions, page 138

25.	Please include a materially complete description of the Investor Rights Agreements, the Voting Agreement and the Co-Sale Agreement, including the identity of all of the members of the board of directors who are parties to the agreements.

The Company respectfully advises the Staff that the Company has revised the disclosure on page 146 of the Registration Statement to include the expanded disclosures requested by the Staff regarding the Investor Rights Agreements, the Voting Agreement and the Co-Sale Agreement.

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Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Revenue Recognition, page F-9

26.	We note your disclosure that during the year ended December 31, 2013, revenue for fixed-fee professional services arrangements was recognized under the proportional performance method as a result of developing a history of accurately estimating activity. Please explain your proportional performance methodology including the factors used to estimate the cumulative proportion of total service deliverables provided to date.

The Company acknowledges the Staff’s comment and respectfully submits that to determine the appropriate methodology in assessing proportional performance under our fixed-fee professional services contracts, the Company considered both the output and input based measures available to determine performance.

While the output based measures are generally deemed to be better measures of performance, in many cases such measures may not be available, or may be too subjective to translate into reliable quantitative measurements of performance under a contract. The Company advises the Staff that the Company considered output-based measures such as contractually defined milestones (e.g. defining the contractual specifications, delivery of stage (pilot) phase solution, and delivery of final solution), and the number of contractually defined performance specifications. However, the Company concluded that such measures are not always consistently defined among various contracts, and in general are not indicative of the progress of our performance relative to the entire arrangement. The level of effort required for each milestone or each performance specification may vary considerably from contract to contract. Accordingly, the Company concluded that there are no output-based measures that the Company could use to generate reliable estimates of performance for purposes of recognition of revenue.

In light of the Company’s inability to use output based measures, the Company believes using labor hours as an input based measure is representative of the level of effort required to measure performance under our fixed-fee arrangements and thereby would provide a good proxy to measure the value derived by the customer from our performance. In reaching this conclusion the Company noted that each labor hour of performance advances the contract performance. Further, the customer derives value from our continuous performance that corresponds to the time incurred and progress made, as the performance occurs in close interaction with the customer. Further, customers have the ability, if required, to complete the services themselves or by retaining a third party, with the requisite level of effort commensurate with the contract’s proportion of completion. Lastly, based on the Company’s historical experiences, the Company believes the Company has accumulated a sufficient basis to reliably measure progress based on labor hours incurred.

27.	We note on page 28 that your contracts with your customers include a non-refundable set-up fee. Please tell us your revenue recognition policy related to these set-up fees. In this regard,

Securities and Exchange Commission

April 25, 2014

please tell us whether you have standalone value related to these set-up services and if so, how you determined you have standalone value.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that, as described in more detail on pages F-9 and F-10 in the Company’s revenue recognition summary of accounting policy, the Company’s multiple-element arrangements with our customers include subscription and professional services. Subscription includes subscription, support and usage-based fees. Professional services include implementation, development of interfaces, assistance with integration with customer applications, dedicated support and advisory services. Both subscription and professional services have standalone value.

For new customers, the Company also performs initial set-up activities which include establishment of customer accounts and the provision of storage in our servers. These activities do not have standalone value to the customer as they are not sold separately, cannot be performed by other vendors, and, in the customer’s eyes, would be of little or no value in the absence of subscription services. These activities are minimal in terms of the effort required (labor hours), and associated fee, if any, are immaterial.

The Company advises the Staff that the Company has revised the disclosure on page 29 of the Registration Statement in order to better align such disclosure with the Company’s revenue recognition policy.

Goodwill, page F-12

28.	We note your conclusion that as a result of your fourth quarter impairment examination, goodwill was not impaired at year end. Please tell us whether your conclusion was based on the qualitative test or if you performed the two-step quantitative test. Please also tell us your consideration for including disclosure of your goodwill impairment policy and the methodology and assumptions used in the Critical Accounting Policies and Estimates section.

The Company respectfully advises the Staff that the Company has revised the disclosure on pages 80 and F-13 of the Registration Statement to include the expanded disclosures requested by the Staff regarding the method used to test goodwill impairment at year end. Further, the Company has revised the disclosure in the Critical Accounting Policies and Estimates section on pages 80 and F-13 of the Registration Statement to include the disclosure of goodwill impairment policy and the methodology and assumptions used in the goodwill impairment test at year end. As set forth in those disclosures, the Company bypassed the qualitative assessment and directly performed the quantitative assessment.

Signatures, page 11-4

29.	Please indicate who is signing the registration statement in the capacity of controller or principal accounting officer. Refer to the instructions to the signatures of Form S-1.

Securities and Exchange Commission

April 25, 2014

The Company advises the Staff that the Company has revised the signature page to the Registration Statement to address the Staff’s comment.

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 320-4655 or cfennell@wsgr.com

Sincerely,

/s/ WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

Chris F. Fennell

cc:	Anil Arora, Yodlee, Inc.

John L. Savva, Sullivan & Cromwell LLP

Dane Wall, Ernst & Young LLP